Tax - Schedule of Deferred Tax Assets and Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets and Deferred Tax Liability [Abstract]
Allowance for inventories and others	$ 307	$ 253
Net operating loss carried forward	2,759	2,671
Total deferred tax assets	3,066	2,924
Valuation allowance	(2,867)	(946)
Deferred tax assets, net of valuation allowance	199	1,978
Deferred tax liability:
Accelerated tax depreciation and others	(447)	(450)
Total deferred tax liability	(447)	(450)
Deferred tax assets/(liabilities), net	$ (248)	$ 1,528